Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

Estimated useful lives are as follows, taking into account the assets’ estimated residual value of 5%:

Category	Estimated useful lives
Electronic equipment	3-5 years
Vehicles	5 years
Machinery and equipment	5-10 years

Schedule of Revenue by Major Revenue

The following table presents revenue by major revenue type for the six months ended June 30, 2025 and 2024, respectively:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Mold production	$3,634,475	$3,312,007
Mold repair	491,454	518,300
Machining services	1,135,540	816,082
Total	$5,261,469	$4,646,389

Schedule of Currency Exchange Rates that Were Used in Preparing the Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements, representing exchange rate of the People’s Bank of China (PBOC):

	June 30,	December 31,	Six months ended June 30,
	2025	2024	2025	2024
Foreign currency
RMB:1USD	7.1586	7.1884	7.1839	7.1051